Business Combinations (Additional Information) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Plant	Dec. 31, 2020 USD ($) Plant
Disclosure of detailed information about business combination [Line Items]
Integration and restructuring costs	$ 43	$ 60
Goodwill	12,220	12,198
Assets relating to equity-accounted investees	459	409
Total consideration	$ 88	$ 233
Number Of Operating Locations Acquired | Plant	36	43
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Goodwill	$ 77	$ 133